Other current assets	12 Months Ended
Dec. 31, 2019
Other current assets [Abstract]
Other current assets
Note 11 – Other current assets

Other current assets are comprised of the following:

	As of December 31,
(In $ millions)	2019	2018
Client rechargeable	5.6	5.1
VAT and other tax receivables	12.2	4.3
Deferred financing fee	2.4	3.2
Right-of-use lease asset	0.5	-
Other receivables	6.2	7.9
Total other current assets	26.9	20.5